Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Obligationstext Block Abstract
Schedule of financial obligations
	Currency	Nominal interest rate	Maturity	2022	2021
		%		S/(000)	S/(000)

Short -term promissory notes (b)
Banco de Crédito del Perú	S/	8.93%	December 18,2023	38,000	-
Banco de Crédito del Perú	S/	8.93%	December 18,2023	38,000	-
Banco de Crédito del Perú	US$	1.80%	July 8,2022	-	71,964
Banco de Crédito del Perú	S/	2.62%	January 10, 2022	-	79,500
Banco de Crédito del Perú	S/	2.62%	January 10, 2022	-	79,500
Banco de Crédito del Perú	S/	1.55%	December 23, 2022	-	110,000
Banco de Crédito del Perú	S/	1.55%	December 23, 2022	-	110,000
Total current				76,000	450,964

Senior Notes (c)
Principal, net of issuance costs	US$	4.50%	February 8, 2023	502,699	525,420
Principal, net of issuance costs	S/	6.69%	February 1, 2029	259,625	259,563
Principal, net of issuance costs	S/	6.84%	February 1, 2034	309,457	309,408
				1,071,781	1,094,391

Short and long-term Corporate Loan under “Club deal” (d)
Banco de Crédito del Perú	S/	5.82%	December 1,2028	222,695	-
Scotiabank	S/	5.82%	December 1,2028	222,695	-
				445,390	-
Total non-current				1,593,171	1,545,355

Maturity
Current				618,907	450,964
Non-current				974,264	1,094,391
				1,593,171	1,545,355